Share-Based Payments - Valuation Assumptions of Stock Options (Detail) - Employee Stock Option [Member]		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	[1]	3.85%	3.19%	3.18%
Risk-free interest rate	[2]	1.55%	1.89%	1.94%
Expected stock price volatility	[3]	21.64%	18.34%	19.76%
Expected term (years)	[4]	6 years 9 months	6 years 9 months	6 years 6 months

[1]	Determined using a constant dividend yield during the expected term of the option.
[2]	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.
[3]	Determined using implied volatility, after consideration of historical volatility.
[4]	Determined using historical exercise and post-vesting termination patterns.The following table summarizes all stock option activity during 2016: Shares(Thousands) Weighted-AverageExercise PricePer Share Weighted-AverageRemaining Contractual Term(Years) AggregateIntrinsic Value(a)(Millions)Outstanding, December 31, 2015 232,554 $26.41 Granted 1,371 30.59 Exercised (42,550) 24.03 Forfeited (2,949) 33.18 Expired (1,750) 28.55 Outstanding, December 31, 2016 186,676 26.86 5.7 $1,138Vested and expected to vest, December 31, 2016(b) 184,537 26.77 5.6 1,138Exercisable, December 31, 2016 105,862 $21.85 4.1 $1,126